16. and 19. Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

FERC Settlement

On October 12, 2011, FERC initiated a formal non-public investigation into TCE’s power scheduling and trading activity in MISO for the period from January 1, 2010 through May 31, 2011 (the “Investigation”). The Investigation addressed trading activity by former employees of TCPC whose employment contracts were terminated by TCPC on February 1, 2011 in connection with the Company’s reorganization of its Canadian operations. TCE and TCPC have no employees and do not conduct any operations.

On June 12, 2014, FERC issued a Notice of Alleged Violations (“NAV”) indicating that the staff of its Office of Enforcement had preliminarily determined that during the period from January 1, 2010 through January 31, 2011, TCPC and certain affiliated companies, including TCE and TCP, and individuals Allan Cho, Jason F. Vaccaro, and Gaurav Sharma, each violated the FERC’s prohibition on electric energy market manipulation by scheduling and trading physical power in MISO to benefit related swap positions that settled based on real-time MISO prices.

On November 14, 2014, the Company agreed to a settlement regarding the Investigation and the NAV. The settlement required the Company to pay $978,186 plus interest of $128,827 as disgorgement of profits and $2,500,000 as a civil penalty, for a total of $3,607,013. On December 30, 2014, FERC formally accepted the settlement and on December 31, 2014, the Company paid $500,000 to MISO as disgorgement and beginning with the second quarter 2015, the Company agreed to pay the remainder in 16 equal quarterly installments, first to MISO as disgorgement until it is fully paid, and thereafter to the Treasury in satisfaction of the penalty. The Company further agreed to implement certain procedures to improve compliance. Failure to comply with the terms and conditions will be deemed a violation of the final order and may subject the Company to additional action.

On June 1, 2015, the Company’s financial obligations under the settlement agreement were transferred to Angell in connection with its purchase of TCP.

Former Employee Litigation

On February 1, 2011, the Company commenced a major restructuring of the operations of TCPC and all personnel were terminated, although several were subsequently re-hired. During the course of 2011, three former employees of TCPC commenced legal proceedings and brought separate summary judgment applications seeking damages aggregating C$3,367,000 for wrongful dismissal and payment of performance bonuses. The Company filed a counterclaim for C$3,096,000 against one of the former employees for losses suffered, inappropriate expenses, and related matters. Two of the three summary judgment applications were dismissed on January 12, 2012. All three summary judgment applications were appealed and were heard on July 4, 5, and 6, 2012 by the Alberta Court of Queen’s Bench. On July 6, 2012, the court dismissed two of the three applications and allowed the third, awarding summary judgment against TCPC for a portion of the claim amounting to C$1,376,726. This third matter will hereinafter be referred to as the “TCPC judgment action”.

In 2013, the former employees brought applications to amend their pleadings to include as additional corporate defendants certain TCPC U.S. affiliates (“Twin Cities USA”). One of the former employees proceeded with the application and the others were adjourned. The application that proceeded went forward on April 29 and 30, 2013. In a decision dated January 31, 2014, the Court of Queen’s Bench dismissed the applications to add additional corporate defendants but allowed certain refinements to the pleadings. Thereafter the Company and TCPC consented to an amendment of pleadings of the other employees consistent with the Court’s ruling.

In addition, on January 31, 2014 within the “TCPC judgment action” the Court of Queen’s Bench ordered Twin Cities USA to post security for costs in the sum of C$75,000 together with security for judgment in the sum of C$1,376,726. In order to preserve its claims and counterclaims against the former employees in the TCPC judgment action, Twin Cities USA posted security for the judgment and costs and continues to maintain that security pending further order or direction from the Court of Queen’s Bench.

Twin Cities USA and TCPC intend to continue to vigorously defend against the allegations and claims of the former employees and have filed counterclaims or amended counterclaims for losses suffered and costs incurred in responding to the FERC investigation, inappropriate expenses, and related matters.

Further, on April 24, 2015, the Company commenced a new action against another former employee of TCPC, Guarav Sharma, claiming amounts owing in relation to the FERC settlement arising from his conduct as an employee.

In all of this former employee litigation, the parties are proceeding with discovery. A case management justice has been appointed who will assist the parties in scheduling and any required motions.

Due to the uncertainty surrounding the outcome of the litigation, including that of its counterclaims against the former employees, the Company is presently unable to determine a range of reasonably possible outcomes.

PJM Resettlements

On May 11, 2012, FERC issued an order denying rehearing motions in regards to PJM resettlement fees confirming its intent to reverse refunds it had granted to a number of market participants in a 2009 order. These refunds were related to transmission line loss refunds issued to the Company by PJM for prior periods. Pursuant to the order, the Company was required to return $782,000 to PJM which amount was paid in full in July 2012.

On July 9, 2012, several parties filed a petition for review of the May 11, 2012 FERC order with the District of Columbia Circuit of the U.S. Court of Appeals and certain subsidiaries of the Company filed motions to intervene in the proceeding. In an order issued August 6, 2013, the Court remanded to FERC for further consideration the issue of recoupment of refunds that had previously been directed by FERC. The Court found that FERC’s orders failed to explain why refund recoupment was warranted and therefore its recoupment directive was found to be arbitrary and capricious.

On February 20, 2014, the FERC issued an order establishing a briefing schedule allowing parties to the proceeding to provide briefs on whether or not the recoupment orders should be reconsidered. Although briefing on all issues relevant to the remand was invited by FERC, it also presented five specific questions, primarily relating to the effect of the recoupment orders, for the parties to address. Initial briefs were due on April 6, 2014 and FERC’s reply briefs were due May 6, 2014.

Now that briefing is completed, it is expected that FERC will issue an order responding to the Court’s remand directive. If FERC affirms its prior order it is expected that some or all of the financial marketer appellants and interveners will again challenge the lawfulness of the decision on rehearing or before the Court of Appeals. If FERC reconsiders its order and finds that the refunds should not have been recouped, or failing that action, if the Court again finds the FERC order unlawful, then some or all of the funds paid to PJM in July 2012 could be returned to the Company. Due to the uncertainty surrounding the outcome of the remand and appeals process, the Company is presently unable to determine a reasonable estimate of the amount, if any, which could be returned.

Finally, management believes that the liability for such charges, if any, associated with TCP and SUM’s trading activity was assumed by Angell in conjunction the sale of the equity interests.

PJM Up To Congestion Fees

On August 29, 2014, FERC initiated a proceeding under Section 206 of the Federal Power Act, as amended, described in Docket No. EL14-37-000 regarding how PJM treats up-to-congestion (“UTC”) transactions in the market (the “§206 proceeding”). The purpose of the proceeding is for FERC to examine how uplift is, or should be, allocated to all virtual transactions within the PJM market. The Company is an active trader of these UTCs.

Currently, under PJM’s Tariff and Operating Agreement, UTCs are treated differently under its FTR forfeiture rule than are INCs and DECs, two other types of virtual transactions. Further, INCs and DECs are subject to uplift charges, but UTCs are not. In Docket No EL14-37-000, FERC noted that should any uplift be charged UTCs, it would apply such back to the date that notice of the proceeding was published in the Federal Register (September 8, 2014), thus setting a “refund effective date”. From the refund effective date to June 30, 2015, the Company traded about 6,000,000 MWh of UTCs in PJM and recorded $13,100,000 of associated revenues. Over 95% of this trading activity was transacted by TCP and SUM.

Although the Company’s UTC trading activity exposes it to potential uplift charges, none have been billed as the investigation is still pending. Further, the Company has not established any reserves for such as management is uncertain as to the probability, amount, and timing of the actual payment, if any, that might be due. Finally, management believes that the liability for such charges, if any, associated with TCP and SUM’s trading activity was assumed by Angell in conjunction the sale of the equity interests.

Letter of Credit

On June 24, 2014, the Company’s restricted cash balance of $320,188 was returned by the City of Lakeville and a letter of credit in favor of Cyclone was issued by Vermillion State Bank for the same amount. The note evidencing the letter of credit calls for maximum advances of up to $320,188, bears interest at an annual rate of 5.25%, is secured by a mortgage on the property being developed and the guaranty of Cyclone, and matures on demand. As of June 30, 2015 the Company was in compliance with all terms and conditions of the letter of credit.

Guarantees

In the ordinary course, the Company provided guarantees of the obligations of TCP, SUM, and CEF with respect to their participation in certain ISOs. During the three month period ended June 30, 2015, many of these guarantees were cancelled and as of June 30, 2015, such guarantees were up to $2,000,000 for TCP, SUM, and CEF’s participation in MISO.

On June 17, 2015, REH entered into two separate guaranties of the obligations of TSE and TSEE of up to $1,000,000 in favor of BP Energy Company (“BP”). The guarantees remain effective until the earlier of June 17, 2020 or ten days after REH gives notice of cancellation to BP.

On May 13, 2015, the Company gave notice to ERCOT and NYISO of the cancellation of its guarantees of TCP’s obligations, and a concurrent pledge of $500,000 of additional collateral to NYISO. On May 14, 2015, NYISO accepted the collateral and the cancellation of the Company’s obligation. On June 9, 2015, ERCOT accepted the cancellation of the Company’s obligation.

On April 13, 2015, the Company pledged additional collateral of $700,000 to PJM and consequently cancelled its guarantees for the benefit of PJM with respect to TCP and SUM effective April 30, 2015.

On April 25, 2014, the Company entered into a guaranty of the obligations of TSEE of up to $1,000,000 (plus any costs of collection or enforcement) in favor of Noble. The Company may cancel the guarantee upon 30 days’ written notice to Noble.

On November 5, 2014, the Company entered into two separate guaranties of the obligations of TSE and TSEE of up to $500,000 (plus any costs of enforcement or collection) in favor of Shell Energy North America L.P. (“Shell”). The guarantee is in effect until the earlier of November 5, 2019 or ten days’ after the Company gives notice to Shell of its cancellation.

On August 12, 2013, the Company entered into a guaranty of the obligations of TSE of up to $1,000,000 (plus any costs of collection or enforcement) in favor of Noble Americas Energy Solutions LLC (“Noble”). The Company may cancel the guarantee upon 30 days’ written notice to Noble.

Legal fees, if any, related to commitments and contingencies are expensed as incurred.

FERC Settlement

On October 12, 2011, FERC initiated a formal non-public investigation into TCE’s power scheduling and trading activity in MISO for the period from January 1, 2010 through May 31, 2011 (the “Investigation”). The Investigation addressed trading activity by former employees of TCPC whose employment contracts were terminated by TCPC on February 1, 2011 in connection with the Company’s reorganization of its Canadian operations. TCE and TCPC have no employees and do not conduct any operations.

On June 12, 2014, FERC issued a Notice of Alleged Violations (“NAV”) indicating that the staff of its Office of Enforcement had preliminarily determined that during the period from January 1, 2010 through January 31, 2011, TCPC and certain affiliated companies, including TCE and TCP, and individuals Allan Cho, Jason F. Vaccaro, and Gaurav Sharma, each violated the FERC’s prohibition on electric energy market manipulation by scheduling and trading physical power in MISO to benefit related swap positions that settled based on real-time MISO prices.

On November 14, 2014, TCE agreed to a settlement regarding the Investigation and the NAV. The settlement required TCE to pay $978,186 plus interest of $128,827 as disgorgement of profits and $2,500,000 as a civil penalty, for a total of $3,607,013. On December 30, 2014, FERC formally accepted the settlement and on December 31, 2014, TCE paid $500,000 to MISO as disgorgement and beginning with the second quarter 2015, TCE shall pay the remainder in 16 equal quarterly installments, first to MISO as disgorgement until it is fully paid, and thereafter to the Treasury in satisfaction of the penalty. The Company further agreed to implement certain procedures to improve compliance. Failure to comply with the terms and conditions will be deemed a violation of the final order and may subject the Company to additional action.

Former Employee Litigation

On February 1, 2011, the Company commenced a major restructuring of the operations of TCPC and all personnel were terminated, although several were subsequently re-hired. During the course of 2011, three former employees of TCPC commenced legal proceedings and brought separate summary judgment applications seeking damages aggregating C$3,367,000 for wrongful dismissal and payment of performance bonuses. The Company filed a counterclaim for C$3,096,000 against one of the former employees for losses suffered, inappropriate expenses, and related matters. Two of the three summary judgment applications were dismissed on January 12, 2012. All three summary judgment applications were appealed and were heard on July 4, 5, and 6, 2012 by the Alberta Court of Queen’s Bench. On July 6, 2012, the court dismissed two of the three applications and allowed the third, awarding summary judgment against TCPC for a portion of the claim amounting to C$1,376,726. This third matter will hereinafter be referred to as the “TCPC judgment action”.

In 2013, the former employees brought applications to amend their pleadings to include as additional defendants certain TCPC U.S. affiliates (“Twin Cities USA”). One of the former employees proceeded with the application and the others were adjourned. The application that proceeded went forward on April 29 and 30, 2013. In a decision dated January 31, 2014, the Court of Queen’s Bench dismissed the applications to add additional defendants but allowed certain refinements to the pleadings. Thereafter the Company and TCPC consented to an amendment of pleadings of the other employees consistent with the Court’s ruling.

In addition, on January 31, 2014 within the “TCPC judgment action” the Court of Queen’s Bench ordered Twin Cities USA to post security for costs in the sum of C$75,000 together with security for judgment in the sum of C$1,376,726. In order to preserve its claims and counterclaims against the former employees in the TCPC judgment action, Twin Cities USA posted security for the judgment and costs and continues to maintain that security pending further order or direction from the Court of Queen’s Bench.

Twin Cities USA and TCPC intend to continue to vigorously defend against the allegations and claims of the former employees and have filed counterclaims or amended counterclaims for losses suffered and costs incurred in responding to the FERC investigation, inappropriate expenses, and related matters.

Due to the uncertainty surrounding the outcome of the litigation, including that of its counterclaims against the former employees, the Company is presently unable to determine a range of reasonably possible outcomes.

PJM Resettlements

On May 11, 2012, FERC issued an order denying rehearing motions in regards to PJM resettlement fees confirming its intent to reverse refunds it had granted to a number of market participants in a 2009 order. These refunds were related to transmission line loss refunds issued to the Company by PJM for prior periods. Pursuant to the order, the Company was required to return $782,000 to PJM which amount was paid in full in July 2012.

On July 9, 2012, several parties filed a petition for review of the May 11, 2012 FERC order with the District of Columbia Circuit of the U.S. Court of Appeals and certain subsidiaries of TCPH filed motions to intervene in the proceeding. In an order issued August 6, 2013, the Court remanded to FERC for further consideration the issue of recoupment of refunds that had previously been directed by FERC. The Court found that FERC’s orders failed to explain why refund recoupment was warranted and therefore its recoupment directive was found to be arbitrary and capricious.

On February 20, 2014, the FERC issued an order establishing a briefing schedule allowing parties to the proceeding to provide briefs on whether or not the recoupment orders should be reconsidered. Although briefing on all issues relevant to the remand was invited by FERC, it also presented five specific questions, primarily relating to the effect of the recoupment orders, for the parties to address. Initial briefs were due on April 6, 2014 and FERC’s reply briefs were due May 6, 2014.

Now that briefing is completed, it is expected that FERC will issue an order responding to the Court’s remand directive. If FERC affirms its prior order it is expected that some or all of the financial marketer appellants and interveners will again challenge the lawfulness of the decision on rehearing or before the Court of Appeals. If FERC reconsiders its order and finds that the refunds should not have been recouped, or failing that action, if the Court again finds the FERC order unlawful, then some or all of the funds paid to PJM in July 2012 could be returned to the Company. Due to the uncertainty surrounding the outcome of the remand and appeals process, the Company is presently unable to determine a reasonable estimate of the amount, if any, which could be returned.

PJM Up To Congestion Fees

On August 29, 2014, FERC initiated a proceeding under Section 206 of the Federal Power Act, as amended, described in Docket No. EL14-37-000 regarding how PJM treats up-to-congestion (“UTC”) transactions in the market (the “§206 proceeding”). The purpose of the proceeding is for FERC to examine how uplift is, or should be, allocated to all virtual transactions within the PJM market. The Company is an active trader of these UTCs.

Currently, under PJM’s Tariff and Operating Agreement, UTCs are treated differently under its FTR forfeiture rule than are INCs and DECs, two other types of virtual transactions. Further, INCs and DECs are subject to uplift charges, but UTCs are not. In Docket No EL14-37-000, FERC noted that should any uplift be charged UTCs, it would apply such back to the date that notice of the proceeding was published in the Federal Register (September 8, 2014), thus setting a “refund effective date”. From the refund effective date to December 31, 2014, the Company traded about 1,750,000 MWh of UTCs in PJM and recorded $807,000 of associated revenues.

Although the Company’s UTC trading activity exposes it to potential uplift charges, none have been billed as the investigation is still pending. Further, TCPH has not established any reserves for such as management is uncertain as to the probability, amount, and timing of the actual payment, if any, that might be due.

Letter of Credit

On June 24, 2014, the Company’s restricted cash balance of $320,188 was returned by the City of Lakeville and a letter of credit in favor of Cyclone was issued by Vermillion State Bank for the same amount. The note evidencing the letter of credit calls for maximum advances of up to $320,188, bears interest at an annual rate of 5.25%, is secured by a mortgage on the property being developed and the guaranty of Cyclone, and matures on demand. As of December 31, 2014 the Company was in compliance with all terms and conditions of the letter of credit.

Guarantees

In the ordinary course, the Company provides guarantees of the obligations of TCP, SUM, and CEF with respect to their participation in certain ISOs. As of December 31, 2014, such guarantees were in an unlimited amount for PJM, an unlimited amount for NYISO, up to $2,000,000 for MISO, and up to $5,000,000 for ERCOT.

On August 12, 2013, the Company entered into a guaranty of the obligations of TSE of up to $1,000,000 (plus any costs of collection or enforcement) in favor of Noble Americas Energy Solutions LLC (“Noble”).

On April 25, 2014, the Company entered into a guaranty of the obligations of DEG of up to $1,000,000 (plus any costs of collection or enforcement) in favor of Noble.

On November 5, 2014, the Company entered into two separate guaranties of the obligations of TSE and DEG of up to $500,000 (plus any costs of enforcement or collection) in favor of Shell Energy North America L.P.

Legal fees, if any, related to commitments and contingencies are expensed as incurred.